F U N D P R O F I L E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k) (1) (i)

Fidelity®
Structured Large Cap Value
Fund

Fidelity Structured Large Cap Value Fund

[Effective Date]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8544 or visiting Fidelity's web site at www.fidelity.com.

(Fidelity Logo Graphic)
82 Devonshire Street, Boston, MA 02109

[Item Code Number] LCV-profile-MAPS code suffix

Investment Summary

Investment Objective

Structured Large Cap Value Fund seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Index or the Standard & Poor's 500 SM Index (S&P 500®)).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings, growth potential or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Using the Russell 1000 Value Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (paid from fund assets)

Management fee A	%
Distribution and Service (12b-1) fee	None
Other expenses A	%
Total annual fund operating expenses B	%

A Estimated.

B Effective September __, 2001, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes , certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$
3 years	$

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ) serves as a sub-adviser for the fund. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund. FMRC is an affiliate of FMR.

[Robert Macdonald is manager of Structured Large Cap Value, which he has managed since inception. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Macdonald has worked as a research analyst and manager.]

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum subsequent purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

When you sell your shares, you will pay a 0.75% redemption fee (short-term trading fee) if you have held your shares for less than 30 days.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in March and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

  24 hour telephone assistance, 1-800-544-6666;
  TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
  Fidelity's web site, www.fidelity.com;
  Fidelity Automated Service Telephone (FAST®) (an automated service for obtaining account information by phone), 1-800-544-5555;
  Over 75 walk-in Investor Centers nationwide;
  Exchange privileges among Fidelity funds; and
  Regular investment and withdrawal plans.

Fidelity, Fidelity Investments & (Pyramid) Design, and FAST are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

F U N D P R O F I L E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k) (1) (i)

Fidelity®
Structured Mid Cap Value
Fund

Fidelity Structured Mid Cap Value Fund

[Effective Date]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8544 or visiting Fidelity's web site at www.fidelity.com.

(Fidelity Logo Graphic)
82 Devonshire Street, Boston, MA 02109

[Item Code Number] LCV-profile-MAPS code suffix

Investment Summary

Investment Objective

Structured Mid Cap Value Fund seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings, growth potential or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Using the Russell Midcap Value Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (paid from fund assets)

Management fee A	%
Distribution and Service (12b-1) fee	None
Other expenses A	%
Total annual fund operating expenses B	%

A Estimated.

B Effective September __, 2001, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes , certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$
3 years	$

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ) serves as a sub-adviser for the fund. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund. FMRC is an affiliate of FMR.

[Robert Macdonald is manager of Structured Mid Cap Value, which he has managed since inception. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Macdonald has worked as a research analyst and manager.]

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum subsequent purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

When you sell your shares, you will pay a 0.75% redemption fee (short-term trading fee) if you have held your shares for less than 30 days.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in March and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

  24 hour telephone assistance, 1-800-544-6666;
  TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
  Fidelity's web site, www.fidelity.com;
  Fidelity Automated Service Telephone (FAST®) (an automated service for obtaining account information by phone), 1-800-544-5555;
  Over 75 walk-in Investor Centers nationwide;
  Exchange privileges among Fidelity funds; and
  Regular investment and withdrawal plans.

Fidelity, Fidelity Investments & (Pyramid) Design, and FAST are registered trademarks of FMR. Corp.

The third party marks appearing above are the marks of their respective owners.

F U N D P R O F I L E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k) (1) (i)

Fidelity®
Structured Large Cap Growth
Fund

Fidelity Structured Large Cap Growth Fund

[Effective Date]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8544 or visiting Fidelity's web site at www.fidelity.com.

(Fidelity Logo Graphic)
82 Devonshire Street, Boston, MA 02109

[Item Code Number] LCV-profile-MAPS code suffix

Investment Summary

Investment Objective

Structured Large Cap Growth Fund seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Index or the Standard & Poor's 500 SM Index (S&P 500®)).
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Using the Russell 1000 Growth Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (paid from fund assets)

Management fee A	%
Distribution and Service (12b-1) fee	None
Other expenses A	%
Total annual fund operating expenses B	%

A Estimated.

B Effective September__, 2001 FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$
3 years	$

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ) serves as a sub-adviser for the fund. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund. FMRC is an affiliate of FMR.

[Jeff Kerrigan is manager of Structured Large Cap Growth, which he has managed since inception. He also manages other Fidelity funds. Mr. Kerrigan joined Fidelity in 1999.]

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum subsequent purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

When you sell your shares, you will pay a 0.75% redemption fee (short-term trading fee) if you have held your shares for less than 30 days.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in March and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

  24 hour telephone assistance, 1-800-544-6666;
  TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
  Fidelity's web site, www.fidelity.com;
  Fidelity Automated Service Telephone (FAST®) (an automated service for obtaining account information by phone), 1-800-544-5555;
  Over 75 walk-in Investor Centers nationwide;
  Exchange privileges among Fidelity funds; and
  Regular investment and withdrawal plans.

Fidelity, Fidelity Investments & (Pyramid) Design, and FAST are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

F U N D P R O F I L E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k) (1) (i)

Fidelity®
Structured Mid Cap Growth
Fund

Fidelity Structured Mid Cap Growth Fund

[Effective Date]

(Fidelity Logo Graphic)
82 Devonshire Street, Boston, MA 02109

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8544 or visiting Fidelity's web site at www.fidelity.com.

[Item Code Number] LCV-profile-MAPS code suffix

Investment Summary

Investment Objective

Structured Mid Cap Growth Fund seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Using the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, its industry position, and market and economic conditions, along with statistical models to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual fund operating expenses (paid from fund assets)

Management fee A	%
Distribution and Service (12b-1) fee	None
Other expenses A	%
Total annual fund operating expenses B	%

A Estimated.

B Effective September__, 2001, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed __%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$
3 years	$

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ) serves as a sub-adviser for the fund. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund. FMRC is an affiliate of FMR.

[Jeff Kerrigan is manager of Structured Mid Cap Growth, which he has managed since inception. He also manages other Fidelity funds. Mr. Kerrigan joined Fidelity in 1999.]

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum subsequent purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

When you sell your shares, you will pay a 0.75% redemption fee (short-term trading fee) if you have held your shares for less than 30 days.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in March and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

  24 hour telephone assistance, 1-800-544-6666;
  TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
  Fidelity's web site, www.fidelity.com;
  Fidelity Automated Service Telephone (FAST®) (an automated service for obtaining account information by phone), 1-800-544-5555;
  Over 75 walk-in Investor Centers nationwide;
  Exchange privileges among Fidelity funds; and
  Regular investment and withdrawal plans.

Fidelity, Fidelity Investments & (Pyramid) Design, and FAST are registered trademarks of FMR. Corp.

The third party marks appearing above are the marks of their respective owners.

====================Front of Application======================

FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)

NEW ACCOUNT APPLICATION              (registered trademark)

                                     P.O. Box 5000

                                     Cincinnati, OH 45273-8698

You may invest in the fund either after reviewing the

profile(s) for the fund(s) or after requesting and reviewing the prospectus(es) and other information for the fund(s).

For help with this application, or for an IRA, Keogh or

Business Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing

Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT

______________________________________________________________

Account registration:

______________________________________________________________

__ Individual  __ Joint Tenants -     __ Custodial

                  Rights of              (UGMA/UTMA)

                  Survivorship 1         Under the (state)

               __ Tenants in Common 1    ____ Uniform

               __ Community Property 1   Gifts/Transfer

                                         to Minors Act

______________________________________________________________

/_/ Trust Accounts:

______________________________________________________________

Trustee(s) Name                         Trust Taxpayer

(first, MI, last):                      Identification Number:

______________________________________________________________

Name of Trust:    for the benefit of:     Date of Trust

                                          (Month, day, year):

______________________________________________________________

Name:

______________________________________________________________

Account Owner/                     Joint Owner/Custodian Name

Minor Name (first, MI, last):      (first, MI, last):

______________________________________________________________

Address and Phone:                  /_/ Check here if this is

                                        a new address.
______________________________________________________________

Street Address and             City           State       Zip

Apartment or Box Number: 2

______________________________________________________________

Evening Phone (Home):         Daytime Phone (Work):

(    )                        (    )

______________________________________________________________

1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with

rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more

information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your

residential address with this application.

2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION

______________________________________________________________

                    Account Owner/Minor   Joint Account Owner/

                                          Custodian 1

______________________________________________________________

Social Security     ___________________   ___________________

or taxpayer

identification number 1:

Date of Birth

(month/day/year)    ______ _____ ______   _______ ____ ______

______________________________________________________________

Citizenship

  Country of

  citizenship:      _U.S. _Other________  _U.S. _Other_______

  Country of

  tax residence:    _U.S. _Other________  _U.S. _Other_______

______________________________________________________________

Occupation: We

are required by the

National Association

of Securities

Dealers (NASD) to

ask for this

information.

______________________________________________________________

Employer's Name

and Address:

______________________________________________________________

Affiliations:       _I am affiliated      _I am affiliated

                     with, or work for,    with, or work for,

                     a member firm of      a member firm of

                     the NASD              the NASD

______________________________________________________________

1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes.

(The custodian's Social Security Number will be used to

determine eligibility for maintenance fee waivers.)

3: INVESTMENT INFORMATION

______________________________________________________________

Please make your check payable to the full name of the

Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when

[it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund

                         minimums vary, see the profile or the

                         prospectus for additional details.

A.______________________ $____,________,________._______

B.______________________ $____,________,________._______

C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions  Check one box: (If no

box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all

  and capital gains in     and capital gains   dividends and

  my account.              directly to my      capital gains

                           bank account via    to me by check.

                           MoneyLine

                           (registered

                           trademark). Please

                           attach a voided

                           check.

______________________________________________________________

* Note that some funds may charge a sales load and/or a

short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional

details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES

______________________________________________________________

Fidelity Automatic Account Builder (registered trademark)

This service lets you invest automatically (monthly or

quarterly) from your bank account to your Fidelity account.

Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic

Account Builder normally becomes active 20 days after your

application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign   Investment Amount  Investment Frequency        (month,

to Fund  (Spartan minimum:  (check one)                  day,

(from    $500; Non-Spartan                               year)

Section  minimum: $100)

3)

__A.     $____,______.____  _Monthly _Quarterly beginning ____

__B.     $____,______.____  _Monthly _Quarterly beginning ____

__C.     $____,______.____  _Monthly _Quarterly beginning ____

Direct Deposit

This service lets you invest directly from your paycheck or

your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than

 federal government.    the federal government.

Transfers Between Your Bank & Fidelity

This electronic link with your bank account offers flexible

access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity

MoneyLine (Registered trademark). (See the prospectus for

details and minimum amounts. MoneyLine normally becomes

active 20 days after your application is processed.) Your

bank may charge a fee. This feature is not available with

passbook savings accounts.

_ To establish this feature, check the box at left and

staple a voided check from your bank account. One common

name must appear on your Fidelity and bank accounts.  [F3]

Telephone Redemptions & Exchanges

You automatically have the ability to make redemptions or

exchanges by telephone. Exchanges can be made only between

Fidelity funds that have the same account ownership. Each

fund has rules on the number of exchanges allowed each year.

Some funds have administrative fees (of up to $7.50) and

trading fees (of up to 3.0% on exchanges. (See the

appropriate fund's prospectus for details.) The exchange

privilege may be terminated or modified by Fidelity in the

future.

Checkwriting

_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on

all funds. In addition there may be a charge for checkwriting.

See prospectus for details.

______________________________________________________________

STAPLE VOIDED CHECK HERE.

______________________________________________________________

5: SIGNATURE

Each owner must sign this section.

By signing this application, I certify that:

(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to

purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.

(bullet) I understand that all information provided in sections

1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.

(bullet) I understand that neither this fund nor Fidelity

Distributors Corporation is a bank, and fund shares are not

backed or guaranteed by any bank or insured by the FDIC.

(bullet) I ratify any instructions, including telephone

instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and

exchange by telephone, call Fidelity for instructions.) I

consent to the use of recorded telephone conversations.

(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account

without notice to the other account owners. Fidelity Service

Company, Inc. in its sole discretion, and for its protection,

may require the written consent of all account owners prior to acting upon the instructions of any account owner.

(bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1)

the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to

me), and (2) I am not subject to backup withholding because (a)

I am exempt from backup withholding, or (b) I have not been

notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)

(bullet) If I am a Non-Resident Alien, as I have indicated

above, I certify under penalties of perjury that I am not a U.S.

Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner

        Date (month,day,year)         Date (month,day,year)

X____________________________ X______________________________

For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998

                                                 1.706324.101

===================Front of Signature Card====================

SIGNATURE CARD FOR CHECKWRITING     ________________________

Please do not detach this card.

Checkwriting is available only for money market funds and

certain bond funds. Checkwriting minimums vary and fees may

apply. See prospectus for more information.

                             Please sign within the boxes

                             below using BLACK BALLPOINT INK.

Please use a pen and print

clearly in CAPITAL LETTERS.

Owner's Name

(first,MI,last):

____________________________ X________________________________

Joint Owner's Name

(first,MI,last):

____________________________ X________________________________

__Check here if more than one

  signature will be required

  on checks. If this box is

  not checked, only one

  signature will be required

  on checks.                                           8324100

==================Back of Signature Card======================

By signing this signature card on the reverse side, the

signatory(ies) agree(s) to be subject to the terms and

conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the

fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered

owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the

other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the

shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject to the Bank's rules, regulations and associated laws governing

check collection, including the Uniform Commercial Code as

enacted in the State of Missouri.

It is further agreed as follows:

1. All items, with exception of those drawn on Spartan

(registered trademark) money market funds, Fidelity Daily

Income Trust ("FDIT"), and Fidelity Municipal Money Market

Fund, must be for a minimum of $500 (or such other minimum

amounts as may from time to time be established upon prior

written notice to the shareholders, including the accounts of

Spartan money market funds, FDIT and Fidelity Municipal Money

Market Fund), or they may be returned to shareholders marked

"Refer to Maker."

2 This card supersedes any card already on file for the same

T Master Account or fund or account number.

3. Refer to the fund prospectus for minimum check amounts and any applicable fees.

4. You may obtain a copy of the "Statement of Terms and

Conditions" applicable to your account by calling Fidelity.